Intangibles (Details) - Schedule of future amortization expense - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Intangibles (Details) - Schedule of future amortization expense [Line Items]
2021, remaining	$ 308,075	$ 899,762
2022	1,206,873	889,158
2023	641,265	438,741
2024	151,934	50,275
2025	108,141
Thereafter	21,280	20,656
Total	$ 2,437,568	$ 2,298,592